Note 14 - Operating Lease Commitments (Details) - Minimum Future Non-cancelable Operating Lease Commitments (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Minimum Future Non-cancelable Operating Lease Commitments [Abstract]
2015	$ 9.3
2016	6.3
2017	4.4
2018	3.5
2019	3.4
Thereafter	15.5
Operating Leases, Future Minimum Payments Due	$ 42.4